ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	OIL & GAS PRODUCERS - 0.0%(a)
6,140	Frontera Energy Corp. (Cost $545,293)				$ 31,314

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 43.4%
	AUTO LOAN — 0.6%
176,428	ARIVO ACCEPTANCE AUTO LOAN RECEIVABLES TRUST 2019-1, A(b)		2.9900	07/15/24	178,605
500,000	Exeter Automobile Receivables Trust 2021-1		0.7400	01/15/26	498,927
5,492	GLS Auto Receivables Issuer Trust 2019-1(b)		3.3700	01/17/23	5,498
291,876	GLS Auto Receivables Issuer Trust 2020-2 1.58%(b)		1.5800	08/15/24	294,309
					977,339
	CDO — 0.2%
142,000	CHCP 2021-FL1 Ltd.(b),(c)	US0001M + 1.050%	1.1560	02/15/38	142,000
100,000	CHCP 2021-FL1 Ltd.(b),(c)	US0001M + 1.300%	1.4060	02/15/38	99,938
					241,938
	CLO — 13.8%
439,778	Adams Mill CLO Ltd(b),(c)	US0003M + 1.100%	1.3410	07/15/26	439,814
400,000	ANCHORAGE CAPITAL CLO 1-R LTD ADJ% 04/13/2031(b),(c)	US0003M + 0.990%	1.2140	04/13/31	400,436
500,000	Apidos CLO XXI(b),(c), (h)	US0003M + 8.250%	8.4730	07/18/27	437,776
500,000	Apidos CLO XXIV(b),(c)	US0003M + 5.800%	6.0240	10/20/30	462,734
500,000	Atrium XIII(b),(c)	US0003M + 6.050%	6.2680	11/21/30	481,699
500,000	Atrium XIV LLC(b),(c)	US0003M + 5.650%	5.8730	08/23/30	486,990
500,000	Canyon Capital CLO 2016-1 Ltd(b),(c)	US0003M + 5.750%	5.9910	07/15/31	466,684
500,000	Carlyle Global Market Strategies CLO 2014-2R Ltd(b),(c)(h)	US0003M + 5.350%	5.5440	05/15/31	440,596
843,058	Carlyle Global Market Strategies CLO 2014-3-R(b),(c)	US0003M + 1.050%	1.2630	07/27/31	843,769
1,000,000	Cathedral Lake CLO 2013 Ltd(b),(c)	US0003M + 1.200%	1.4410	10/15/29	999,997
500,000	Chenango Park CLO Ltd(b),(c)	US0003M + 5.800%	6.0410	04/15/30	471,966
500,000	Dryden 40 Senior Loan Fund(b),(c)	US0003M + 5.750%	5.9440	08/15/31	469,850
500,000	Fillmore Park CLO Ltd 2018-1A(b),(c)	US0003M + 5.400%	5.6410	07/18/30	465,901
500,000	Galaxy XV CLO Ltd.(b),(c)	US0003M + 1.200%	1.4410	10/15/30	500,179
500,000	GREYWOLF CLO VII Ltd.(b),(c)	US0003M + 1.180%	1.4040	10/20/31	500,000
1,500,000	Hayfin Kingsland VIII Ltd(b),(c)	US0003M + 1.120%	1.3440	04/20/31	1,499,318
996,871	Jefferson Mill CLO Ltd(b),(c)	US0003M + 1.175%	1.3990	10/20/31	995,127
500,000	LCM Loan Income Fund I Income Note Issuer Ltd(b),(c)	US0003M + 5.600%	5.8230	07/16/31	454,850
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 43.4% (Continued)
	CLO — 13.8% (Continued)
500,000	LCM XIV LP(b),(c),(h)	US0003M + 5.500%	5.7240	07/20/31	$ 441,354
500,000	LCM XVII LP(b),(c),(h)	US0003M + 6.000%	6.2410	10/15/31	454,239
491,179	Longfellow Place CLO Ltd(b),(c)	US0003M + 1.340%	1.5810	04/15/29	491,063
500,000	Myers Park CLO Ltd(b),(c)	US0003M + 5.500%	5.7240	10/20/30	467,698
982,916	Ocean Trails CLO V(b),(c)	US0003M + 1.280%	1.5050	10/13/31	982,916
1,500,000	OCP CLO 2020-18 Ltd(b),(c)	US0003M + 1.800%	2.0240	04/20/30	1,500,220
500,000	Octagon Investment Partners 26 Ltd(b),(c),(h)	US0003M + 8.090%	8.3310	07/15/30	444,449
500,000	Octagon Investment Partners XVI Ltd(b),(c)	US0003M + 5.750%	5.9730	07/17/30	469,838
989,618	Romark WM-R Ltd(b),(c)	US0003M + 1.030%	1.2540	04/20/31	988,144
1,000,000	Steele Creek Clo 2018-2 Ltd(b),(c)	US0003M + 1.200%	1.3890	08/18/31	1,000,229
500,000	THL Credit Wind River 2018-2 Clo Ltd(b),(c)	US0003M + 5.750%	5.9910	07/15/30	467,296
500,000	Vibrant ClO VIII Ltd.(b),(c)	US0003M + 1.140%	1.3640	01/20/31	499,393
500,000	Voya CLO 2018-2 Ltd(b),(c)	US0003M + 5.250%	5.4910	07/15/31	455,527
500,000	Voya CLO 2019-2 Ltd(b),(c)	US0003M + 6.600%	6.8240	07/20/32	495,135
1,536,912	Wellfleet CLO 2016-1 Ltd(b),(c)	US0003M + 0.910%	1.1340	04/20/28	1,536,140
500,000	Wellfleet CLO 2018-1 Ltd.(b),(c)	US0003M + 1.100%	1.3230	07/17/31	500,057
					22,011,384
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4%
21,905	Alternative Loan Trust 2007-J2		6.0000	07/25/37	22,526
455,803	BRAVO Residential Funding Trust 2019-NQM1(b),(j)		2.8920	07/25/59	462,466
455,803	BRAVO Residential Funding Trust 2019-NQM1(b),(j)		2.9960	07/25/59	462,837
324,810	CHL Mortgage Pass-Through Trust 2007-12		5.7500	08/25/37	254,447
42,040	Citimortgage Alternative Loan		5.5000	01/25/22	42,097
608,293	CSFB 2005-9 5A12		5.5000	10/25/35	483,577
950,275	CSMC 2020-RPL2 Trust(b)		4.0000	02/25/60	961,286
90,901	CSMC Mortgage-Backed Trust 2006-7		5.0000	08/25/36	78,363
291,053	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	258,256
112,777	First Horizon Alternative Mort (j)		2.5060	05/25/35	83,107
930,126	GCAT 2020-3, LLC(b),(f),(j)		2.9810	09/25/25	940,034
106,853	GSR Mortgage Loan Trust 2005-AR7(j)		2.9380	11/25/35	100,659
292,838	GSR Mortgage Loan Trust 2006-AR1(j)		3.2730	01/25/36	301,611
187,686	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	269,862
440,459	JP Morgan Alternative Loan Trust(c)	US0001M + 0.540%	0.6490	05/25/36	421,996
654,325	JP Morgan Mortgage Trust 2007-S2		6.0000	06/25/37	439,456
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 43.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 8.4% (Continued)
666,874	Legacy Mortgage Asset Trust 2020-GS1(b),(f),(j)		2.8820	10/25/59	$ 673,803
308,268	Lehman Mortgage Trust 2006-1		5.5000	02/25/36	244,786
152,874	MASTR Adjustable Rate Mortgages Trust 2006-2(j)		2.6240	04/25/36	117,211
1,000,000	Mello Warehouse Securitization Trust 2019-1(b),(c)	US0001M + 5.500%	5.6090	06/25/52	1,000,085
422,331	Merrill Lynch Mortgage Investor		6.2500	10/25/36	278,553
120,372	Morgan Stanley Mortgage Loan Trust 2006-7(j)		5.1110	06/25/36	95,493
731,977	Morgan Stanley Mortgage Loan Trust 2007-12		6.2500	08/25/37	475,833
848,793	NYMT Loan Trust 2020-SP2(b),(j)		2.9440	10/25/60	851,980
1,163	Opteum Mortgage Acceptance Cor (j)		5.6750	12/25/35	1,164
111,438	PHH Alternative Mortgage Trust Series 2007-2		6.0000	05/25/37	111,073
272,950	Radnor RE 2019-2 Ltd(b),(c)	US0001M + 1.200%	1.3090	06/25/29	272,901
190,327	RALI Series 2006-QA1 Trust(j)		4.2720	01/25/36	170,185
344,460	RALI Series 2006-QS12 Trust		6.0000	09/25/36	337,354
232,582	RALI Series 2007-QS6 Trust		6.2500	04/25/37	226,734
344,170	Residential Asset Securitization Trust 2006-A2		6.0000	01/25/46	207,887
218,871	Residential Asset Securitization Trust 2006-A6		6.0000	07/25/36	172,893
485,993	Residential Asset Securitization Trust 2007-A1		6.0000	03/25/37	279,210
370,382	Residential Asset Securitization Trust 2007-A3(c)	US0001M + 0.450%	0.5590	04/25/37	169,977
48,311	Residential Asset Securitization Trust 2007-A3(c)	US0001M + 46.383%	45.5510	04/25/37	104,767
114,083	RFMSI Series 2006-S3 Trust		5.5000	03/25/36	108,763
190,726	RFMSI Series 2006-S7 Trust		6.2500	08/25/36	188,606
75,372	RFMSI Series 2006-S7 Trust		6.2500	08/25/36	74,534
305,108	RFMSI Series 2007-S1 Trust		6.0000	01/25/37	302,263
120,631	RFMSI Series 2007-S2 Trust		6.0000	02/25/37	113,595
323,907	RFMSI Series 2007-S6 Trust		6.0000	06/25/37	321,698
486,582	Toorak Mortgage Corp 2018-1 Ltd(b),(f),(j)		4.3360	08/25/21	487,799
486,749	Verus Securitization Trust 2021-R1(b),(j)		1.0570	10/25/63	486,599
					13,458,326
	HOME EQUITY — 0.1%
161,244	GSAA Home Equity Trust 2007-10		6.0000	11/25/37	132,646

	NON AGENCY CMBS — 11.5%
215,000	AREIT 2019-CRE3 Trust(b),(c)	US0001M + 2.650%	2.7560	09/14/36	211,861
1,111,000	Atrium Hotel Portfolio Trust 2017-ATRM E(b),(c)	US0001M + 3.050%	3.1560	12/15/36	1,051,463
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 43.4% (Continued)
	NON AGENCY CMBS — 11.5% (Continued)
265,000	BANC OF AMERICA MERRILL LYNCH (b),(c)	US0001M + 2.500%	2.6060	03/15/34	$ 261,547
243,000	Bancorp Commercial Mortgage 2019-CRE5 Trust(b),(c)	US0001M + 2.350%	2.4560	03/15/36	240,370
101,000	BBCMS 2017-DELC Mortgage Trust(b),(c)	US0001M + 1.200%	1.3060	08/15/36	100,808
231,000	BBCMS 2017-DELC Mortgage Trust(b),(c)	US0001M + 2.500%	2.6060	08/15/36	229,565
230,000	BBCMS 2017-DELC Mortgage Trust(b),(c)	US0001M + 3.500%	3.6060	08/15/36	207,000
1,759,000	BBCMS Mortgage Trust 2021-C9(d),(j)		1.7710	02/15/54	221,774
16,627,000	BB-UBS Trust 2012-SHOW(b),(d),(j)		0.1440	11/05/24	106,752
30,200,000	BB-UBS Trust 2012-SHOW(b),(d),(j)		0.5960	11/05/24	614,304
229,000	BSPRT 2021-FL6 Issuer Ltd.(b),(c)	US0001M + 1.100%	1.2030	03/15/36	228,714
116,978	BX Trust 2017-SLCT Class D(b),(c)	US0001M + 2.050%	2.1560	07/15/34	117,050
286,450	BX Trust 2017-SLCT Class E(b),(c)	US0001M + 3.150%	3.2560	07/15/34	286,808
408,324	BX Trust 2018-EXCL A(b),(c)	US0001M + 1.088%	1.1940	09/15/37	396,097
111,000	BXMT 2017-FL1 Ltd. Class C(b),(c)	US0001M + 1.950%	2.0580	06/15/35	110,612
526,000	BXMT 2020-FL2 LTD(b),(c)	US0001M + 1.650%	1.7570	02/16/37	520,782
116,000	CARBON CAPITAL VI COMMERCIAL MORTGAGE(b),(c)	US0001M + 2.850%	2.9560	10/15/35	110,548
2,831,568	CD 2017-CD4 Mortgage Trust , Series 2017-CD4, Class X-A(d),(j)		1.2890	05/10/50	156,471
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8(d),(j)		0.9460	06/15/50	121,207
6,060,812	CFCRE Commercial Mortgage Trust 2017-C8 X-A(d),(j)		1.5940	06/15/50	406,880
5,854,674	Citigroup Commercial Mortgage Trust 2014-GC21(d),(j)		1.1630	05/10/47	178,767
4,276,352	Citigroup Commercial Mortgage Trust 2014-GC25(d),(j)		0.9880	10/10/47	123,164
224,000	Citigroup Commercial Mortgage Trust 2015-GC27(b),(j)		4.5770	02/10/48	217,750
1,861,809	Citigroup Commercial Mortgage Trust 2016-GC36(d),(j)		1.2250	02/10/49	90,175
4,203,990	Citigroup Commercial Mortgage Trust 2016-P3(d),(j)		1.6980	04/15/49	258,902
796,000	Citigroup Commercial Mortgage Trust 2018-TBR(b),(c)	US0001M + 1.800%	1.9060	12/15/36	772,098
7,720,786	COMM 2013-CCRE12 Mortgage Trust X-A(d),(j)		1.1120	10/10/46	185,497
5,108,110	COMM 2013-LC6 Mortgage Trust(d),(j)		1.3130	01/10/23	86,623
566,000	CSMC Trust 2017-CHOP(b),(c)	US0001M + 1.900%	2.0060	07/15/32	543,656
221,000	DBGS 2018-5BP Mortgage Trust(b),(c)	US0001M + 1.350%	1.4560	06/15/33	218,917
92,814	DBGS 2018-BIOD Mortgage Trust(b),(c)	US0001M + 2.000%	2.1060	05/15/35	92,529
110,000	DBJPM 16-C1 Mortgage Trust(j		3.3460	05/10/49	105,262
526,000	GPMT 2018-FL1 Ltd(b),(c)	US0001M + 2.950%	3.0600	11/21/35	522,463
257,000	GS Mortgage Securities Corp Trust 2012-ALOHA(b)		3.5510	04/10/22	260,647
100,000	GS Mortgage Securities Corp Trust 2018-RIVR(b),(c)	US0001M + 1.550%	1.6560	07/15/35	93,733
250,000	GS Mortgage Securities Corp Trust 2019-SMP(b),(c)	US0001M + 3.100%	3.2060	08/15/32	218,645
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
ASSET BACKED SECURITIES — 43.4% (Continued)
	NON AGENCY CMBS — 11.5% (Continued)
505,000	GS Mortgage Securities Trust 2014-GC26(b),(c)		4.5140	11/10/47	$ 345,402
231,000	Hawaii Hotel Trust 2019-MAUI(b),(c)	US0001M + 2.750%	2.8560	05/15/38	228,111
786,000	JP MORGAN CHASE COMMERCIAL MORTGAGE(b),(c)	US0001M + 2.600%	2.7030	07/05/23	786,021
500,000	JP MORGAN CHASE COMMERCIAL MORTGAGE 2018-WPT,FFX(b),(j)		5.5420	07/05/23	503,240
642,000	JP MORGAN CHASE COMMERCIAL MORTGAGE (b),(c)	US0001M + 0.960%	1.0660	07/15/36	641,226
305,000	JP MORGAN CHASE COMMERCIAL MORTGAGE (b),(c)	US0001M + 3.000%	3.1060	07/15/36	299,424
1,109,000	JP MORGAN CHASE COMMERCIAL MORTGAGE SEC TRUST(b),(c)	US0001M + 1.100%	1.3560	02/15/35	1,111,132
144,000	JP MORGAN CHASE COMMERCIAL MORTGAGE SEC TRUST(b),(c)	US0001M + 1.300%	1.5560	02/15/35	142,926
334,000	JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES(b),(j)		5.7890	02/15/46	98,217
100,000	JPMBB COMMERCIAL MORTGAGE		3.9860	10/15/48	103,467
7,681,739	JPMBB COMMERCIAL MORTGAGE SECU(d),(j)		0.8440	11/15/47	198,424
144,000	JPMBB COMMERCIAL MORTGAGE SECURITIES TRUST(b),(j)		3.3640	09/15/47	102,261
250,000	Life 2021-BMR Mortgage Trust(b),(j)	US0001M + 0.700%	0.8060	03/15/38	250,151
16,132,500	MORGAN STANLEY BAML TRUST(d),(j)		0.1640	11/15/52	192,296
165,000	Morgan Stanley Capital I Trust 2017-ASHF(b),(c)	US0001M + 2.200%	2.3060	11/15/34	163,395
247,000	Morgan Stanley Capital I Trust 2017-ASHF(b),(c)	US0001M + 3.150%	3.2560	11/15/34	240,859
119,000	Morgan Stanley Capital I Trust 2017-ASHF(b),(c)	US0001M + 4.350%	4.4560	11/15/34	110,759
150,000	Morgan Stanley Capital I Trust 2018-SUN G(b),(c)	US0001M + 3.050%	3.1560	07/15/35	145,640
573,000	Morgan Stanley Capital I Trust 2019-PLND(b),(c)	US0001M + 1.300%	1.4060	05/15/36	552,891
104,318	Motel 6 Trust 2017-MTL6(b),(c)	US0001M + 4.250%	4.3560	08/15/34	104,516
745,000	NATIXIS COMMERCIAL MORTGAGE SECURITIES (b),(c)	US0001M + 1.154%	1.2590	07/15/33	721,973
635,800	Shelter Growth CRE 2019-FL2 Issuer Ltd(b),(c)	US0001M + 2.300%	2.4060	05/15/36	627,724
179,028	Tharaldson Hotel Portfolio Trust 2018-THPT(b),(c)	US0001M + 1.100%	1.3540	11/11/34	178,640
250,000	TPG Real Estate Finance Issuer LTD(b),(c)	US0001M + 1.200%	1.3060	03/15/38	250,156
3,758,008	UBS Commercial Mortgage Trust 2012-C1(b),(d),(j)		2.0560	05/10/45	40,508
7,202	Velocity Commercial Capital Loan Trust 2017-1(b),(j)		3.0000	05/25/47	7,196
4,626,157	Wells Fargo Commercial Mortgage Trust 2015-C26(d),(j)		1.2060	02/15/48	179,664
148,000	Wells Fargo Commercial Mortgage Trust 2016-C33(b)		3.1230	03/15/59	139,079
110,000	Wells Fargo Commercial Mortgage Trust 2021-SAVE A(b),(c)	US0001M + 1.150%	1.2560	02/15/40	110,272
110,000	Wells Fargo Commercial Mortgage Trust 2021-SAVE B(b),(c)	US0001M + 1.450%	1.5560	02/15/40	110,272
					18,355,283
	OTHER ABS — 2.9%
438,420	Aaset 2019-2 Trust(b)		3.3760	10/16/39	440,278
250,000	Affirm Asset Securitization Trust 2020-A(b)		2.1000	02/18/25	252,670
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 43.4% (Continued)
	OTHER ABS — 2.9% (Continued)
376,389	FREED A.B.S Trust 2019-2(b)		2.6200	11/18/26	$ 377,909
400,053	Hilton Grand Vacations Trust 2018-A(b)		3.5400	02/25/32	421,645
968,701	Horizon Aircraft Finance II Ltd(b)		6.9000	07/15/39	850,118
250,000	Hunt CRE 2018-FL2 Ltd.(b),(c)	US0001M + 1.080%	1.1860	08/15/28	249,844
162,689	Marlette Funding Trust 2019-4(b)		2.3900	12/17/29	163,919
200,000	Marlette Funding Trust 2019-4(b)		3.7600	12/17/29	207,551
361,803	Pagaya AI Debt Selection Trust 2020-3(b)		2.1000	05/17/27	364,303
650,000	Pagaya AI Debt Selection Trust 2021-1(b)		1.1800	11/15/27	650,725
79,666	Prosper Marketplace Issuance Trust 2019-4(b)		2.4800	02/17/26	79,953
251,554	Sierra Timeshare 2016-3 Receivables Funding LLC(b)		2.4300	10/20/33	253,349
82,686	Theorem Funding Trust 2020-1(b)		2.4800	10/15/26	83,318
319,416	Upstart Pass-Through Trust Series 2020-ST1, A(b)		3.7500	02/20/28	328,592
					4,724,174
	RESIDENTIAL MORTGAGE — 4.2%
2,429,104	Ajax Mortgage Loan Trust 2019-C(b),(j)		3.9500	10/25/58	2,432,555
409,860	Bayview Opportunity Master Fund Trust(b),(f),(j)		3.4750	06/28/34	411,735
907,909	Legacy Mortgage Asset Trust 2019-GS1(b),(f),(j)		4.0000	01/25/59	920,639
1,395,429	Legacy Mortgage Asset Trust 2019-GS2(b),(f),(j)		3.7500	01/25/59	1,396,398
500,000	Legacy Mortgage Asset Trust 2019-GS3(b),(f),(j)		4.2500	04/25/59	497,541
500,000	Legacy Mortgage Asset Trust 2019-GS4(b),(f),(j)		4.2500	05/25/59	500,050
627,572	Pretium Mortgage Credit Partners I 2020-NPL3, LLC(b),(f),(j)		3.1050	06/27/60	633,679
					6,792,597
	STUDENT LOANS — 1.5%
434,014	AccessLex Institute(c)	US0003M + 0.190%	0.4080	10/25/24	428,514
395,285	AccessLex Institute(c)	US0003M + 0.550%	0.7370	02/25/37	378,787
344,115	AccessLex Institute ADJ% 05/25/2036(c)	US0003M + 0.300%	0.4880	05/25/36	339,845
300,959	Commonbond Student Loan Trust 2017-B-GS(b)		2.6800	09/25/42	308,711
121,605	Commonbond Student Loan Trust 2017-B-GS C(b)		4.4400	09/25/42	127,221
12,000	Earnest Student Loan Program 2016-D LLC(b),(h)		–	01/25/41	153,062
71,852	Earnest Student Loan Program 2017-A LLC(b)		2.6500	01/25/41	72,363
125,949	Laurel Road Prime Student Loan Trust 2019-A(b)		2.3400	10/25/48	128,067
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 43.4% (Continued)
	STUDENT LOANS — 1.5% (Continued)
8,000	SoFi Professional Loan Program 2020-ATrust(b),(h)		–	05/15/46	$ 488,801
					2,420,371
	WHOLE BUSINESS — 0.2%
338,972	Small Business Lending Trust 2020-A , Series 2020-A, A(b)		2.6200	12/15/26	340,252

	TOTAL ASSET BACKED SECURITIES (Cost $72,887,515)				69,454,310

	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
	CMBS — 0.2%
5,603,531	Fannie Mae-Aces(d),(j)		0.5290	12/25/30	185,186
1,043,245	Government National Mortgage Association(d),(j)		0.9890	12/16/62	90,240
					275,426
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
498,403	FANNIE MAE FNCL (c),(d)	US0001M + 6.200%	6.0910	11/25/44	95,000
186,843	FANNIE MAE FNR 2005-2 S (c),(d)	US0001M + 6.600%	6.4910	02/25/35	31,652
209,369	FANNIE MAE FNR 2006-119 PS (c),(d)	US0001M + 6.700%	6.5910	12/25/36	40,673
354,502	FANNIE MAE FNR 2006-126 CS (c),(d)	US0001M + 6.700%	6.5910	01/25/37	62,362
320,130	FANNIE MAE FNR 2006-99 AS (c),(d)	US0001M + 6.580%	6.4710	10/25/36	61,422
194,573	FANNIE MAE FNR 2010-115 SE (c),(d)	US0001M + 6.000%	5.8910	10/25/40	37,239
59,224	FANNIE MAE FNR 2010-134 CS (c),(d)	US0001M + 6.680%	6.5710	12/25/25	4,392
59,224	FANNIE MAE FNR 2010-134 SE (c),(d)	US0001M + 6.650%	6.5410	12/25/25	4,867
179,860	FANNIE MAE FNR 2010-142 SC(c),(d)	US0001M + 6.600%	6.4910	12/25/40	40,591
449,371	FANNIE MAE FNR 2011-93 ES(c),(d)	US0001M + 6.500%	6.3910	09/25/41	84,980
562,660	FANNIE MAE FNR 2012-3 DS(c),(d)	US0001M + 5.950%	5.8410	02/25/42	107,724
1,389,364	FNR 2012-20 SA(c),(d)	US0001M + 6.450%	6.3410	03/25/42	238,278
126,700	FREDDIE MAC FHR 3257 SI (c),(d)	US0001M + 6.320%	6.2140	12/15/36	23,323
531,581	FREDDIE MAC FHR 3753 SB (c),(d)	US0001M + 6.000%	5.8940	11/15/40	114,847
63,162	FREDDIE MAC FHR 3770 SP (c),(d)	US0001M + 6.500%	6.3940	11/15/40	6,024
321,514	FREDDIE MAC FHR 3926 FS(c),(d)	US0001M + 6.580%	6.4740	09/15/41	73,668
1,076,490	FREDDIE MAC FHR 4089 SH(c),(d)	US0001M + 6.000%	5.8940	08/15/42	178,631
1,368,934	FREDDIE MAC FHR 4255 GS(c),(d)	US0001M + 6.150%	6.0440	09/15/43	245,250
406,420	FREDDIE MAC FHR 4291 MS(c),(d)	US0001M + 5.900%	5.7940	01/15/54	73,793
740,191	FREDDIE MAC FHR 4314 MS(c),(d)	US0001M + 6.100%	5.9940	07/15/43	73,648
986,570	GNR 2010-35 (c),(d)	US0001M + 5.680%	5.5690	03/20/40	190,799
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9% (Continued)
1,501,521	GNR 2010-121 SE (c),(d)	US0001M + 6.000%	5.8890	09/20/40	$ 272,754
840,675	GNR 2011-69 SC(c),(d)	US0001M + 5.380%	5.2690	05/20/41	125,810
40,217	GNR 2011 -130 IM(d)		5.0000	02/20/41	306
731,016	GNR 2013-102 BS (c),(d)	US0001M + 6.150%	6.0390	03/20/43	92,572
241,746	GNR 2013-148 (c),(d)	US0001M + 5.680%	5.5740	10/16/43	54,586
811,589	GNR 2013-186 SG (c),(d)	US0001M + 6.250%	6.1440	02/16/43	114,984
1,037,336	GNR 2014-5 SA(c),(d)	US0001M + 5.550%	5.4390	01/20/44	191,298
1,461,423	GNR 2014-58 SG (c),(d)	US0001M + 5.600%	5.4940	04/16/44	242,362
1,057,476	GNR 2014-76 SA (c),(d)	US0001M + 5.600%	5.4890	01/20/40	184,240
533,498	GNR 2014-95 C(c),(d)	US0001M + 6.250%	6.1440	06/16/44	100,725
1,003,892	GNR 2014-145 CS (c),(d)	US0001M + 5.600%	5.4940	05/16/44	152,941
571,955	GNR 2014-156 PS (c),(d)	US0001M + 6.250%	6.1390	10/20/44	123,878
1,015,519	GNR 2015-80(c),(d)	US0001M + 6.250%	6.1390	06/20/45	229,524
1,919,325	GNR 2019-22(c),(d)	US0001M + 5.600%	5.4890	02/20/45	398,305
997,286	GNR 2021-10 IO(c),(d)		1.0000	05/16/63	89,126
511,874	Vista Point Securitization Trust 2020-2(b),(j)		1.4750	04/25/65	514,095
					4,676,669

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,478,183)				4,952,095

	CORPORATE BONDS — 10.3%
	ADVERTISING & MARKETING — 0.1%
167,000	Omnicom Group Inc / Omnicom Capital Inc		3.6250	05/01/22	172,747

	AEROSPACE & DEFENSE — 0.1%
170,000	Boeing Company (The)		4.5080	05/01/23	182,104

	AUTOMOTIVE — 0.2%
150,000	General Motors Financial Company, Inc.		5.2500	03/01/26	171,767
170,000	Hyundai Capital America(b)		2.8500	11/01/22	175,314
					347,081
	BANKING — 2.2%
200,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.		4.8750	04/21/25	212,002
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	BANKING — 2.2% (Continued)
300,000	BANCO RESERVAS REP DOMIN		7.0000	02/01/23	$ 312,004
165,000	Bank of America Corp (c)	US0003M + 0.790%	0.9840	03/05/24	166,623
45,000	Bank of Nova Scotia (The)		0.5500	09/15/23	45,007
200,000	BANK OF PHILIPPINE ISLAN		2.5000	09/10/24	207,800
200,000	BDO UNIBANK INC		2.9500	03/06/23	207,000
200,000	CIMB Bank Bhd		3.2630	03/15/22	204,434
165,000	Citigroup Inc (c)	US0003M + 1.023%	1.2130	06/01/24	167,070
300,000	DBS GROUP HOLDINGS LTD (c)	USSW5 + 2.390%	3.6000	12/29/49	301,501
160,000	JPMorgan Chase & Company(c)	US0003M + 0.695%	3.2070	04/01/23	164,339
10,000	JPMorgan Chase & Company		3.9000	07/15/25	11,032
200,000	Korea Development Bank (The)		0.8000	4/27/2026	195,399
110,000	MACQUARIE BANK LTD (b)		2.1000	10/17/22	112,830
60,000	Macquarie Group Ltd.(b) (c)	US0003M + 1.330%	4.1500	03/27/24	63,939
200,000	MALAYAN BANKING BHD (c)	USSW5 + 2.542%	3.9050	10/29/26	202,644
200,000	Oversea-Chinese Banking Corp Ltd.(b) (c)	H15T5Y + 1.580%	1.8320	09/10/30	198,262
175,000	Royal Bank of Canada(c)	SOFRRATE + 0.525%	0.5580	01/20/26	174,706
75,000	Truist Financial Corporation		2.2000	03/16/23	77,497
90,000	Truist Financial Corporation , Series G		2.8500	10/26/24	96,108
200,000	UNITED OVERSEAS BANK LTD (c)	H15T5Y + 1.500%	3.7500	04/15/29	213,836
170,000	Wells Fargo & Co MTN(c)	SOFRRATE + 1.600%	1.6540	06/02/24	173,655
					3,507,688
	BEVERAGES — 0.1%
175,000	Keurig Dr Pepper, Inc.		0.7500	03/15/24	174,973

	BIOTECH & PHARMA — 0.4%
170,000	ABBVIE INC (b)		2.3000	11/21/22	174,914
230,000	AstraZeneca PLC		3.5000	08/17/23	245,064
175,000	GlaxoSmithKline Capital plc		0.5340	10/01/23	175,212
110,000	Royalty Pharma plc(b)		0.7500	09/02/23	109,886
					705,076
	CHEMICALS — 0.4%
150,000	DuPont de Nemours, Inc.		4.4930	11/15/25	169,456
200,000	LG Chem Ltd		3.2500	10/15/24	216,496
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	CHEMICALS — 0.4% (Continued)
200,000	MEGlobal Canada Inc (b)		5.0000	05/18/25	$ 222,250
					608,202
	COMMERCIAL SUPPORT SERVICES — 0.2%
170,000	Cintas Corp No 2		2.9000	04/01/22	173,928
165,000	REPUBLIC SERVICES INC		2.5000	08/15/24	173,565
					347,493
	E-COMMERCE DISCRETIONARY — 0.4%
200,000	Alibaba Group Holding Ltd		2.8000	06/06/23	208,601
170,000	eBay Inc		2.7500	01/30/23	177,019
200,000	JD.com Inc		3.1250	04/29/21	200,321
					585,941
	ELECTRIC UTILITIES — 1.7%
200,000	AES ANDRS/DMCN PWR/ITABO		7.9500	05/11/26	1,000
200,000	AES ANDRS/DMCN PWR/ITABO		7.9500	05/11/26	207,502
200,000	Chile Electricity PEC SpA(b)		–	01/25/28	162,800
25,000	DTE ENERGY		2.2500	11/01/22	25,641
65,000	DTE Energy Company , Series C(j)		1.5000	10/01/24	68,094
70,000	DTE Energy Company		1.0500	06/01/25	69,060
200,000	EMPRESA ELEC GUACOLDA SA		4.5600	04/30/25	167,981
147,800	EMPRESA ELECTRICA ANGAMO		4.8750	05/25/29	147,800
150,000	Enel Generacion Chile S.A.		4.2500	04/15/24	161,110
172,353	Fenix Power Peru S.A.		4.3170	09/20/27	180,326
200,000	Kallpa Generacion S.A.		4.8750	05/24/26	219,000
300,000	Korea East-West Power Co Ltd (b)		1.7500	05/06/25	305,776
200,000	Korea Electric Power Corporation		1.1250	06/15/25	198,499
130,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	130,444
175,000	Pacific Gas and Electric Company		1.7500	06/16/22	175,265
200,000	PERUSAHAAN LISTRIK NEGAR		5.5000	11/22/21	205,750
155,000	PSEG Power, LLC		3.8500	06/01/23	165,181
175,000	Southern California Edison Company(c)	SOFRRATE + 0.830%	0.0000	04/01/24	175,273
					2,766,502
	ELECTRICAL EQUIPMENT — 0.1%
165,000	Carrier Global Corporation		2.2420	02/15/25	170,789

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	FOOD — 0.1%
120,000	Conagra Brand, Inc.		4.3000	5/1/2024	$ 132,372
20,000	Mondelez International Inc		0.6250	07/01/22	20,060
					152,432
	GAS & WATER UTILITIES — 0.1%
80,000	Atmos Energy Corporation		0.6250	03/09/23	80,031

	HEALTH CARE FACILITIES & SERVICES — 0.2%
50,000	ANTHEM INC 3		3.3000	01/15/23	52,494
110,000	Anthem, Inc.		3.5000	08/15/24	118,912
155,000	HCA, Inc.		5.0000	03/15/24	172,449
					343,855
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
160,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	173,285
170,000	Morgan Stanley, MTN (c)	SOFRRATE +0.455%	0.5290	01/25/24	169,684
					342,969
	INSURANCE — 0.2%
160,000	Marsh & McLennan Companies, Inc.		3.8750	03/15/24	174,752
160,000	Prudential Financial Inc 3		3.5000	05/15/24	174,347
					349,099
	INTERNET MEDIA & SERVICES — 0.3%
200,000	Baidu Inc		3.5000	11/28/22	208,599
200,000	TENCENT HOLDINGS LTD (b)		1.8100	01/26/26	200,531
					409,130
	MACHINERY — 0.0%(a)
52,619	INVEPAR A-1 (b),(h),(i)		0.0000	12/30/28	2,250

	OIL & GAS PRODUCERS — 0.8%
170,000	Exxon Mobil Corp		1.5710	04/15/23	174,160
200,000	ONGC VIDESH VANKORNEFT		2.8750	01/27/22	202,473
150,000	Petrobras Global Finance BV		4.3750	05/20/23	157,020
200,000	Petronas Capital Ltd.		3.1250	03/18/22	204,886
400,000	Reliance Industries Ltd.		5.4000	02/14/22	415,518
175,000	Valero Energy Corporation				175,478
ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	OIL & GAS PRODUCERS — 0.8% (Continued)
175,000	Valero Energy Corporation		1.2000	03/15/24	$ 175,478
					1,329,535
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
160,000	Schlumberger Holdings Corp (b)		3.7500	05/01/24	172,496

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
165,000	WELLTOWER		3.6250	03/15/24	177,591
155,000	WP Carey, Inc.		4.2500	10/01/26	173,965
					351,556
	RETAIL - CONSUMER STAPLES — 0.1%
30,000	Dollar Tree Inc		4.0000	05/15/25	33,111
130,000	Dollar Tree, Inc.		3.7000	05/15/23	138,003
					171,114
	SEMICONDUCTORS — 0.2%
170,000	Microchip Technology, Inc.(b)		0.9720	02/15/24	169,671
170,000	Micron Technology Inc		2.4970	04/24/23	176,144
					345,815
	SPECIALTY FINANCE — 0.7%
160,000	American Express Co		3.7000	11/05/21	162,754
10,000	American Express Company		2.5000	07/30/24	10,556
175,000	AVOLON HOLDINGS FNDG LTD (b)		3.6250	05/01/22	178,453
35,000	Capital One Financial Corp		3.9000	01/29/24	37,839
130,000	Capital One Financial Corp		3.2000	01/30/23	136,090
83,278	INTEROCEANICA IV FINANCE		0.0000	11/30/25	79,739
200,000	NongHyup Bank(b)		1.2500	07/20/25	198,798
140,447	PERU ENHANCED PASS-THRU		0.0000	06/02/25	133,776
200,000	UNIFIN FINANCIERS SAB DE CV SOFOM ENR		7.2500	09/27/23	201,199
					1,139,204
	STEEL — 0.1%
200,000	POSCO		2.3750	11/12/22	204,966

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.3% (Continued)
	TECHNOLOGY SERVICES — 0.1%
145,000	PAYPAL HOLDINGS INC		2.2000	09/26/22	$ 148,795
25,000	PayPal Holdings, Inc.		1.3500	06/01/23	25,441
					174,236
	TELECOMMUNICATIONS — 0.5%
150,000	AT&T, Inc.		4.4500	04/01/24	164,517
200,000	KT Corporation		1.0000	09/01/25	196,344
200,000	SingTel Group Treasury Pte Ltd		3.2500	06/30/25	214,485
160,000	Verizon Communications, Inc.(c)	US0003M + 1.100%	1.2980	05/15/25	163,600
					738,946
	TOBACCO & CANNABIS — 0.1%
170,000	BAT International Finance plc		1.6680	03/25/26	168,203

	TRANSPORTATION & LOGISTICS — 0.4%
200,000	HPHT Finance 19 Ltd		2.8750	11/05/24	209,521
165,000	Penske Truck Leasing Co Lp / PTL Finance Corp(b)		2.7000	11/01/24	173,663
134,000	Union Pacific Corp		3.2000	06/08/21	134,694
40,000	Union Pacific Corporation		3.1500	03/01/24	42,839
					560,717

	TOTAL CORPORATE BONDS (Cost $16,441,558)				16,605,150
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 1.4%
	SOVEREIGN — 1.4%
200,000	Abu Dhabi Government International Bond (b)		2.5000	04/16/25	210,848
400,000	Brazilian Government International Bond		2.8750	06/06/25	403,828
200,000	Indonesia Government International Bond		2.9500	01/11/23	207,052
200,000	Panama Government International Bond		4.0000	09/22/24	217,834
300,000	Peruvian Government International Bond		2.3920	01/23/26	308,151
200,000	SAUDI INTERNATIONAL BOND		2.3750	10/26/21	202,092
400,000	STATE OF QATAR		2.3750	06/02/21	401,264
250,000	WAKALA GLOBAL SUKUK BHD		4.6460	07/06/21	252,603
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $2,212,339)				2,203,672

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 8.0%
	U.S. TREASURY BILLS — 5.9%
1,840,000	United States Treasury Note		0.1250	12/15/23	$ 1,831,591
2,700,000	United States Treasury Note		0.1250	02/15/24	2,685,023
5,920,000	United States Treasury Note		1.6250	11/15/50	4,913,600
					9,430,214
	U.S. TREASURY NOTES — 2.1%
1,430,000	United States Treasury Note		0.3750	03/31/22	1,434,134
2,000,000	United States Treasury Note		0.1250	05/15/23	1,997,265
					3,431,399

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $13,574,642)				12,861,613
Shares
	WARRANT — 0.0%(a)
	ENGINEERING & CONSTRUCTION - 0.0% (a)
43,904	OAS SA (Brazil)(h),(i) (Cost $7,950)				–

Contracts(e)
	OPTIONS PURCHASED - 23.7%	Counterparty	Expiration Date	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 23.7%
354,315	ISAM, August 2021 Call @ 0.001 (i)	Nomura	08/16/2021	$ 15,179,180	$ 15,339,059
288,755	WNTN, August 2021 Call @ 0.001 (i)	Nomura	08/16/2021	14,480,254	14,610,550
42,602	WNTN TRND, August 2021 Call @ 0.001 (i)	Nomura	08/16/2021	7,880,301	7,899,525
	TOTAL CALL OPTIONS PURCHASED (Cost - $36,528,231)				37,849,134

	TOTAL INVESTMENTS – 89.9% (Cost $147,675,711)				$ 143,957,288
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.1%				16,169,743
	NET ASSETS - 100.0%				$ 160,127,031

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

H15T5Y	5 Year Treasury Note Rate Constant Maturity
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD 5 year swap Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 61,555,258 or 38.4% of net assets.
(c)	Variable rate security; the rate shown represents the rate as of March 31, 2021.
(d)	Interest only securities.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	Step Up bond; the interest rate shown is as of March 31, 2021
(h)	Illiquid holding.
(i)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of March 31, 2021.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

	WNTN Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	26	5 Year T Note Future			Jun-21	3,208,359	$ (41,844)	(0.03)%
	28	Aluminum LME Future			Apr-21	1,535,975	105,748	0.07%
	118	Australian 3 Yr Bond Future			Jun-21	10,493,689	8,170	0.01%
	26	Australian Bills Future			Jun-21	1,410,883	(1,405)	(0.00)%
	24	Australian Bills Future			Sep-21	1,302,257	(1,536)	(0.00)%
	15	Brent Oil Future			Jun-21	941,100	(17,060)	(0.01)%
	19	CAC Index Future			Apr-21	1,351,929	9,660	0.01%
	8	Copper LME Future			Apr-21	1,758,600	(82,956)	(0.05)%
	6	Copper LME Future			May-21	1,318,350	(8,925)	(0.01)%
	35	Corn Future			Jun-21	958,125	22,988	0.01%
	15	Crude Oil Future			Jun-21	887,700	(65,340)	(0.04)%
	3	Dax Index Future			Jun-21	1,322,176	39,354	0.02%
	10	E Mini Russell Future			Jun-21	1,111,250	(49,000)	(0.03)%
	13	Emini MSCI Future			Jun-21	859,625	(2,245)	(0.00)%
	4	E-Mini NASDAQ Future			Jun-21	1,047,180	(4,032)	(0.00)%
	5	E - Mini S&P 500 Future			Jun-21	991,850	3,688	0.00%
	12	Euro BTP Future			Jun-21	2,101,688	4,927	0.00%
	40	Euro BTS Future			Jun-21	5,309,467	6,053	0.00%
	49	Euro Stoxx50 Future			Jun-21	2,222,061	45,864	0.03%
	51	Eurodollars Future			Dec-22	906,161	(27,888)	(0.02)%
	54	Eurodollars Future			Jun-23	956,764	(54,288)	(0.03)%
	53	Eurodollars Future			Sep-23	936,680	(67,763)	(0.04)%
	11	Gasoline Blendstock Future			May-21	905,381	6,972	0.00%
	25	Lean Hogs Future			Jul-21	1,046,750	34,940	0.02%
	46	Lean Hogs Future			Jun-21	1,937,520	70,360	0.04%
	21	Live Cattle Future			Aug-21	1,024,590	21,860	0.01%
	21	Live Cattle Future			Jun-21	1,032,360	18,330	0.01%
	34	Nifty Future			Apr-21	1,002,728	(4,121)	(0.00)%
	6	OSK Nikkei Future			Jun-21	1,581,323	22,580	0.01%
	20	Platinum Future			Jul-21	1,191,500	(5,630)	(0.00)%
	7	SFE SPI 200 Future			Jun-21	899,641	(5,850)	(0.00)%
	8	Silver CMX Future			May-21	981,280	(131,100)	(0.08)%
	36	Soybeans Future			Jul-21	2,569,950	100,763	0.06%
	30	Soybeans Future			May-21	2,155,125	68,875	0.04%
	63	Sugar NY Future			Jul-21	1,042,171	(58,520)	(0.04)%
	11	Topix Index Future			Jun-21	1,941,338	54,580	0.03%
						Subtotal	$ 16,209

	Number of Contracts	Description			Expiration Date	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	(25)	Aluminum LME Future			Apr-21	1,371,406	$ 6,635	0.00%
	(21)	Aussie 10 Year Bond Future			Jun-21	2,203,725	10,229	0.01%
	(12)	Canadian Dollar Future			Jun-21	1,325,698	3,168	0.00%
	(8)	Copper LME Future			Apr-21	1,758,600	21,169	0.01%
	(82)	ERX 2 Bund Future			Jun-21	10,782,451	123	0.00%
	(12)	ERX 2 Bund Future			Jun-21	1,901,386	(974)	(0.00)%
	(5)	Euro Bund Future			Jun-21	1,004,557	(152)	(0.00)%
	(14)	Gilts Future			Jun-21	2,462,002	12,391	0.01%
	(7)	Japan Government Bond Future			Jun-21	9,556,940	(20,232)	(0.01)%
						Subtotal	32,357

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	6/16/2021	CNH	33,000,000	USD	5,037,955	$ 5,029,200	$ (37,452)	(0.02)%

	To Sell:
	4/30/2021	USD	900,000	IDR	13,036,926,000	$ 898,934	$ (4,210)	(0.00)%
	4/30/2021	USD	2,400,000	INR	175,679,708	2,407,920	(7,433)	(0.00)%
	4/30/2021	USD	1,100,000	KRW	1,242,966,083	1,100,231	1,783	0.00%
	4/30/2021	USD	1,000,000	RUB	75,794,092	1,003,654	(1,657)	(0.00)%
						Subtotal	$ (48,969)

						All Other Investments	14,610,953
						Total Value of Purchased Option	14,610,550

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

	See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

	ISAM Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	24	2 Year T Note Future	Jun-21	5,297,438	$ (4,389)	(0.00)%
	68	Aluminum LME Future	Jun-21	3,754,875	(8,439)	(0.01)%
	62	Australian 3 Year Bond Future	Jun-21	5,513,633	(4,836)	(0.00)%
	46	Australian Bills Future	Dec-21	2,495,747	(710)	(0.00)%
	26	Beanoil Future	May-21	825,552	6,349	0.00%
	58	Canadian Bills Future	Mar-21	820,121	18,980	0.01%
	36	Carbon Emissions Future	Dec-21	1,796,801	(26,422)	(0.02)%
	38	Cocoa Future	Jul-21	872,050	(4,504)	(0.00)%
	35	Cocoa Future	May-21	816,712	220	0.00%
	63	Euribor Future	Dec-21	1,326,817	1,200	0.00%
	192	Euribor Future	Mar-21	4,043,230	(223)	(0.00)%
	64	Euro BTP Future	Jun-21	11,209,000	(563)	(0.00)%
	205	Euro BTS Future	Jun-21	27,211,019	1,178	0.00%
	65	Iron Ore Future	Jun-21	984,165	164	0.00%
	(2)	Japan Governmetn Bond Future	Jun-21	2,730,554	(41)	(0.00)%
	69	Lean Hogs Future	Jun-21	2,906,280	155,982	0.10%
	28	Live Cattle Future	Jun-21	1,376,480	3,898	0.00%
	116	Milling Wheat Future	May-21	1,466,133	(69,776)	(0.04)%
	13	Nickel LME Future	May-21	1,251,627	22,487	0.01%
	4	Palladium Future	Jun-21	1,047,960	5,441	0.00%
	3	Phelix De Baseload Future	Jan-21	1,750,325	(456)	(0.00)%
	74	Sugar NY Future	May-21	1,224,138	(6,660)	(0.00)%
	18	Zinc LME Future	Jun-21	1,267,538	27,884	0.02%
	17	Zinc LME Future	May-21	1,195,206	(1,970)	(0.00)%
				Subtotal	114,794
	Short Contracts
	(21)	Aluminum LME Future	Jun-21	1,159,594	2,654	0.00%
	(8)	Aussie 10 Year Bond Future	Jun-21	839,514	(6,502)	(0.00)%
	(13)	ERX 2 Bund Future	Jun-21	1,709,413	35	0.00%
	(6)	Gilts Future	Jun-21	1,055,144	(1,039)	(0.00)%
	(14)	Gold CMX Future	Jun-21	2,401,840	(2,956)	(0.00)%
	(128)	Korean 10 year Bond Future	Jun-21	14,310,433	(1,038)	(0.00)%
	(81)	Korean Bond Future	Jun-21	7,956,340	(24,497)	(0.02)%
	(60)	Natural Gas Future	May-21	1,564,800	(4,570)	(0.00)%
	(195)	Short Sterling Future	Jun-21	2,393,839	(8,710)	(0.01)%
				Subtotal	(46,623)

	INTEREST RATE SWAPS
	Number of Contracts	Description	Maturity Date	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets

	25,000,000	THB/USD IRS	6/21/2023	$ 5,555,556	$ (3,078)	(0.00)%
	30,000,000	USD/HKD IRS	9/20/2023	7,425,743	(94,851)	(0.06)%
	25,000,000	USD/ZAR IRS	6/17/2026	13,020,833	(747,083)	(0.47)%
				Subtotal	$ (845,012)
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Currency to Deliver/ Receive	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	To Buy:
	06/16/21	USD/BRL	1,300,000	1,306,504	12,750	0.01%
	06/16/21	USD/CHF	1,100,000	1,097,670	17,997	0.01%
	06/16/21	USD/HUF	1,650,000	1,651,651	8,643	0.01%
	06/16/21	USD/JPY	1,000,000	999,270	23,635	0.01%
	06/16/21	USD/PEN	1,900,000	1,900,581	45,591	0.03%
	06/16/21	USD/PHP	1,000,000	1,002,795	(8,609)	(0.01)%
	06/16/21	USD/THB	1,700,000	1,703,723	27,096	0.02%
	06/16/21	USD/TWD	1,400,000	1,387,790	5,017	0.00%

	To Sell:
	06/16/21	EUR/USD	900,000	1,055,700	15,297	0.01%
	06/16/21	USD/IDR	900,000	904,803	(22,069)	(0.01)%
	06/16/21	USD/ILS	1,100,000	1,098,438	(13,250)	(0.01)%
	06/16/21	USD/INR	2,000,000	2,020,674	(10,392)	(0.01)%
	06/16/21	USD/PHP	2,200,000	2,206,148	13,481	0.01%
	06/16/21	USD/THB	1,450,000	1,453,176	(42,300)	(0.03)%
				Subtotal	$ 72,887

				All Other Investments	16,043,013
				Total Value of Purchased Option	15,339,059

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

	See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

	WNTN TRND Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description	Expiration Date	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Long Contracts
	6	Aluminum LME Future	Apr-21	329,138	$ 21,196	0.01%
	17	Aluminum LME Future	May-21	935,106	20,807	0.01%
	34	Australian 3 YR Bond Future	Jun-21	3,023,605	(1,513)	(0.00)%
	9	Australian Bills Future	Jun-21	488,383	(431)	(0.00)%
	7	Australian Bills Future	Sep-21	379,825	(375)	(0.00)%
	6	CAC Index Future	Apr-21	426,925	3,601	0.00%
	4	Copper LME Future	Apr-21	879,300	(41,106)	(0.03)%
	4	Copper LME Future	May-21	878,900	(4,525)	(0.00)%
	12	Corn Future	Jul-21	328,500	6,688	0.00%
	22	Corn Future	May-21	620,675	22,238	0.01%
	2	Dax Index Fuutre	Jun-21	881,451	26,950	0.02%
	5	E-Mini MSCI EM Future	Jun-21	330,625	(855)	(0.00)%
	2	E-Mini NASDAQ Future	Jun-21	523,590	(2,016)	(0.00)%
	11	E-Mini S&P 500 Future	Jun-21	2,182,070	9,643	0.01%
	2	Euro BTP Future	Jun-21	350,281	1,103	0.00%
	3	Euro BTS Future	Jun-21	398,210	446	0.00%
	38	Euro Stoxx50 Future	Jun-21	1,723,231	35,888	0.02%
	6	FTSE Index Future	Jun-21	552,381	(4,493)	(0.00)%
	5	Gasoline Future	May-21	411,537	10,718	0.01%
	2	Hang Seng Index Future	Apr-21	364,229	823	0.00%
	6	Hi Grade Copper Future	May-21	599,325	(21,600)	(0.01)%
	8	Lead LME Future	Apr-21	391,400	(33,708)	(0.02)%
	10	Lean Hogs Future	Jun-21	421,200	32,710	0.02%
	2	Mini Dow Future	Jun-21	328,980	1,740	0.00%
	6	Nickel LME Futue	Apr-21	577,080	(101,476)	(0.06)%
	4	Osk Nikkei Future	Jun-21	1,054,215	20,954	0.01%
	5	SFE SPI 200 Future	Jun-21	642,601	(4,179)	(0.00)%
	5	Soybeans Future	Jul-21	356,938	14,175	0.01%
	7	Soybeans Future	May-21	502,863	16,338	0.01%
	7	Topix Index Future	Jun-21	1,235,397	39,389	0.02%
	7	Zinc LME Future	Apr-21	491,269	(25)	(0.00)%
				Subtotal	$ 69,105

	Number of Contracts	Description	Expiration Date	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)	% of Fund Net Assets
	Short Contracts
	(37)	2 year Note Future	Jun-21	$ 8,166,883	$ 4,555	0.00%
	(28)	5 Year Note Future	Jun-21	3,455,156	28,656	0.02%
	(6)	Aluminum LME Future	Apr-21	329,138	(2,109)	(0.00)%
	(19)	Aussie 10 Year Bond Future	Jun-21	1,993,847	13,659	0.01%
	(3)	Canadian Bond Future	Jun-21	331,424	6,186	0.00%
	(4)	Copper LME Future	Apr-21	879,300	4,450	0.00%
	(18)	ERX 2 Bund Future	Jun-21	2,366,879	141	0.00%
	(6)	ERX BOBL Future	Jun-21	950,693	(680)	(0.00)%
	(16)	Euro Bund Future	Jun-21	3,214,583	962	0.00%
	(2)	Euro Oat Future	Jun-21	379,935	(106)	(0.00)%
	(3)	Eurx Eruo Buxl Future	Jun-21	725,055	10,017	0.01%
	(6)	Gilts Future	Jun-21	1,055,144	8,849	0.01%
	(6)	Gold CMX Future	Jun-21	1,029,360	5,690	0.00%
	(3)	Japan Government Bond Future	Jun-21	4,095,831	(8,671)	(0.01)%
	(8)	Leade LME Future	Apr-21	391,400	(1,987)	(0.00)%
	(5)	Nickel lME Future	Apr-21	480,900	4,217	0.00%
	(3)	Ultra T Bond Future	Jun-21	543,656	20,891	0.01%
	(16)	US 10 Year Note Future	Jun-21	2,095,000	39,812	0.02%
	(6)	US T Bond Future	Jun-21	927,563	30,984	0.02%
				Subtotal	$ 165,516

				All Other Investments	7,664,904
				Total Value of Purchased Option	7,899,525

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

	See accompanying notes to financial statements.

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).  The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.  The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Futures shall be valued at the final settlement price (typically at 4:00 P.M. Eastern Time) on the valuation date.  Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 31,314	$ -	$ -	$ 31,314
Asset Backed Securities		-	69,454,310	-	69,454,310
Collateralized Mortgage Obligations		-	4,952,095	-	4,952,095
Corporate Bonds		-	16,605,150	-	16,605,150
Non U.S. Government Agencies		-	2,203,672	-	2,203,672
U.S. Government Agencies		-	12,861,613	-	12,861,613
Warrant		-	-	-	-
Options		-	37,849,134	-	37,849,134
Total Investments		$ 31,314	$ 143,925,974	$ -	$ 143,957,288

The Fund did not hold any Level 3 securities during the period.

Altegris Advisors, L.L.C. (the “Advisor”) fair values ISAM, WNTN and WNTN TRND purchase options daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at March 31, 2021, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021
Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

LIBOR Risk: The Fund holds securities for which interest rates may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds transactions and the financial markets generally. As Such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Futures Evolution	$ 147,803,543	$ 3,106,509	$ (6,952,764)	$ (3,846,255)